Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities
Accrued Liabilities

3. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	June 30,	December 31,
	2019	2018
Accrued compensation and other payroll liabilities	$20	$137
Legal costs	269	106
Accrued interest	—	43
Lease liability	18	—
Other research and development expenses	54	135
Other general and administrative expenses	21	17
Total	$382	$438

3. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2018	2017
Accrued compensation and other payroll liabilities	$137	$306
Legal costs	106	91
Accrued interest	43	38
Other research and development expenses	135	522
Other general and administrative expenses	17	53
Total	$438	$1,010

On September 18, 2018, the Company’s Board of Directors approved a workforce reduction involving 5 employees (or 33% of the workforce at that time) to lower costs and conserve cash resources in light of the previously announced request by the FDA for additional pre-clinical data. $0.1 million of unpaid severance costs related to the workforce reduction remained in accrued liabilities as of December 31, 2018 and is included in accrued compensation and other payroll liabilities.